Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (6,564,956)	$ (943,814)	$ (2,473,465)	$ (2,095,831)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,022	3,175	3,479	2,139
Stock based compensation	$ 2,432,045	3,448	707,390	$ 14,397
Change in fair value of put embedded in convertible debt			(21,148)
Accretion of discount on convertible debt			10,192
Non-cash interest on conversion of debt			$ 184,445
Accretion of debt discount		$ 6,416
Prepaid forward sale to supplier (Note 5)	$ 416,000
Increase (decrease) in cash attributable to changes in operating assets and liabilities:
Prepaid expenses	(245,958)	$ (54,921)	$ 19,521	$ 1,655
Other assets	(5,293)	5,033	5,028	(7,903)
Accounts payable	(246,644)	90,545	249,101	119,742
Accrued expenses	(86,087)	4,734	160,071	4,370
Other liabilities	(2,698)	(1,159)	(1,999)	4,517
Net cash used in operating activities	(4,302,569)	(886,543)	(1,157,385)	(1,956,914)
Cash flows from investing activities
Purchase of property and equipment	(10,100)	(1,166)	(1,166)	(8,692)
Net cash used in investing activities	(10,100)	$ (1,166)	(1,166)	$ (8,692)
Cash flows from financing activities
Deferred offering costs			(143,454)
Commissions and issuance costs of initial public offering	(2,194,375)
Proceeds from issuance of shares upon closing of initial public offering	20,000,000
Proceeds from exercising of stock options on common stock	$ 4,537
Bank overdraft		$ 11,483	14,400
Net proceeds of borrowing under notes payable		455,000	605,000
Repayment of note payable		(27,000)	(31,500)	$ (6,000)
Net proceeds from issuance of preferred stock subject to redemption and warrants to purchase common stock			$ 3,013,127	499,995
Proceeds received on prepaid forward sale of preferred stock subject to redemption				150,000
Net cash provided by financing activities	$ 17,810,162	439,483	$ 3,457,573	643,995
Net increase (decrease) in cash and cash equivalents	13,497,493	(448,226)	2,299,022	(1,321,611)
Cash and cash equivalents at beginning of period	2,747,248	$ 448,226	448,226	1,769,837
Cash and cash equivalents at end of period	16,244,741		$ 2,747,248	448,226
Non-cash financing activities:
Conversion of account payable to note payable				37,500
Accrual of commissions and issuance costs of the initial public offering	213,561
Deferred offering costs reclassified to additional paid-in capital	665,603
Conversion of notes payable into preferred stock subject to redemption and warrants to purchase common stock	16,594,464		$ 612,923	135,154
Conversion of all outstanding preferred stock subject to redemption into common stock	8,888
Common stock subject to repurchase	180
Cumulative preferred stock dividends	327,569	$ 441,913	589,462	$ 547,303
Accretion of discount on Series C preferred stock	$ 63,283		$ 8,580
Cash paid for interest
Cash paid for taxes